Label	Element	Value
AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES DOUBLELINE VALUE EQUITY ETF NYSE Arca Ticker: DBLV
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	AdvisorShares DoubleLine Value Equity ETF (the “Fund”) seeks to generate long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended June 30, 2018, the Fund’s portfolio turnover rate was 171% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	171.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in the broad U.S. equity market, including through American Depositary Receipts (“ADRs”).  ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The Fund pursues a value-based strategy, investing in stocks with fundamental characteristics that are historically associated with superior long-term performance.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with ongoing share repurchases.

Employing a diligent and repeatable fundamental, bottom-up research process to uncover temporary mispricing opportunities, DoubleLine Equity LP (the “Sub-Advisor”) will construct and manage a concentrated portfolio of mainly, but not exclusively, large capitalization equity securities trading on U.S. markets (including ADRs).  The Sub-Advisor may sell stocks that no longer meet its investment criteria or that are no longer the best holdings in terms of providing attractive risk-adjusted returns or emphasizing wealth preservation.  The Sub-Advisor targets, but does not mandate, a portfolio count ranging from 35-50 names, and it endeavors to maintain high active share and low turnover.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of the date of this Prospectus, the Sub-Advisor anticipates that a significant portion of the Fund’s portfolio will be comprised of companies in the financials sector, although this may change from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with ongoing share repurchases. While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of the date of this Prospectus, the Sub-Advisor anticipates that a significant portion of the Fund's portfolio will be comprised of companies in the financials sector, although this may change from time to time.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Financials Sector Risk.  Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-size companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Value Investing Risk. Because it intends to invest in value stocks, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provides an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the (i) Russell 1000® Value Index Total Return, which measures the performance of large- and mid-capitalization value sectors of the U.S. equity market as defined by FTSE Russell, and (ii) Wilshire US Large-Cap IndexSM , which is a float-adjusted, market capitalization-weighted index of the issues ranked above 750 market capitalization of the Wilshire 5000 Total Market IndexSM . Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The comparative index for the Fund is changing from the Wilshire US Large-Cap Index SM to the Russell 1000® Value Index Total Return because it was determined to be a more appropriate broad-based securities market index in light of the changes to the Fund's sub-advisor and principal investment strategies.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2018 was -1.60%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.68%	1Q/2013
Lowest Return	-7.66%	3Q/2015

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.66%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF | Russell 1000® Value Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index Total Return (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.66%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.04%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	16.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2011
AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF | Wilshire US Large-Cap IndexSM [Member]
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wilshire US Large-Cap IndexSM (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.85%
5 Years	rr_AverageAnnualReturnYear05	15.82%
Since Inception	rr_AverageAnnualReturnSinceInception	17.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2011
AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF | AdvisorShares DoubleLine Value Equity ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.70%	[2]
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.20%
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	0.90%
1 YEAR	rr_ExpenseExampleYear01	$ 92
3 YEARS	rr_ExpenseExampleYear03	287
5 YEARS	rr_ExpenseExampleYear05	498
10 YEARS	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2012	rr_AnnualReturn2012	15.50%
Annual Return 2013	rr_AnnualReturn2013	42.41%
Annual Return 2014	rr_AnnualReturn2014	14.89%
Annual Return 2015	rr_AnnualReturn2015	(1.50%)
Annual Return 2016	rr_AnnualReturn2016	18.95%
Annual Return 2017	rr_AnnualReturn2017	12.72%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	16.66%
Since Inception	rr_AverageAnnualReturnSinceInception	18.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2011
AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF | AdvisorShares DoubleLine Value Equity ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	16.44%
Since Inception	rr_AverageAnnualReturnSinceInception	18.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2011
AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF | AdvisorShares DoubleLine Value Equity ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.20%
5 Years	rr_AverageAnnualReturnYear05	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception	15.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2011

[1]	The comparative index for the Fund is changing from the Wilshire US Large-Cap Index SM to the Russell 1000® Value Index Total Return because it was determined to be a more appropriate broad-based securities market index in light of the changes to the Fund's sub-advisor and principal investment strategies.
[2]	Restated to reflect current fees.